Employee benefits - Summary of Assumptions Used in Accounting for Pension and Post Retirement Medical Plans (Detail)	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Pension benefits [Member] | Bottom of range [member]
Disclosure of defined benefit plans [line items]
Discount rate	6.00%	6.10%	6.75%
Rate of increase in compensation level of covered employees	5.75%	5.00%	5.75%
Pension benefits [Member] | Top of range [member]
Disclosure of defined benefit plans [line items]
Discount rate	6.90%	6.90%	7.70%
Rate of increase in compensation level of covered employees	10.00%	10.00%	12.00%
Post retirement medical benefits [Member]
Disclosure of defined benefit plans [line items]
Discount rate	6.90%	6.90%	7.60%
Increase in health care cost	6.00%	6.00%	6.00%